Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 2,906,100	$ 7,434,319	$ 9,604,729	$ 21,426,348	$ 25,596,972	$ 26,928,439	$ 18,340,249
Cost of sales	(1,474,602)	(2,857,388)	(5,340,400)	(8,176,902)	(9,683,748)	(10,281,922)	(7,583,127)
Gross profit	1,431,498	4,576,931	4,264,329	13,249,446	15,913,224	16,646,517	10,757,122
Expenses
Salaries, wages and benefits	5,859,812	4,879,745	16,233,396	16,083,410	21,691,774	20,885,044	10,313,803
Sales and marketing	1,029,940	464,319	2,932,155	977,372	1,377,255	1,536,420	3,166,788
Research and development	338,219	613,313	1,438,503	2,074,192	3,179,353	1,078,164	498,099
General and administration	1,862,492	1,457,973	6,479,948	4,351,402	8,538,854	5,741,872	3,294,550
Professional and consulting fees	1,937,034	2,409,557	8,673,423	6,639,590	9,085,436	8,886,341	4,351,812
Share-based compensation	485,032	448,268	929,493	1,184,187	1,867,915	1,454,235	1,468,361
Depreciation and amortization	2,880,646	2,815,299	6,650,274	6,779,270	8,924,812	6,778,100	4,044,143
Impairment of right-of-use assets	2,127,742		2,127,742
Total expenses	16,520,917	13,088,474	45,464,934	38,089,423	54,665,399	46,360,176	27,137,556
Operating loss	15,089,419	8,511,543	41,200,605	24,839,977	38,752,175	29,713,659	16,380,434
Other expenses (income)
Finance costs	1,601,138	1,712,435	5,689,768	5,894,948	8,618,794	6,033,510	3,217,500
Foreign exchange loss (gain)	(1,335,572)	(757,580)	(1,829,115)	(225,797)	(267,294)	1,198,372	494,404
Business acquisition costs and other expenses		(13,144)		322,876	346,420	1,811,682	9,880,170
Impairment							600,657
Fair value (gain) loss on derivatives	(2,364,057)	8,663,819	(7,395,656)	9,114,862	6,040,121
Other income	(3,670,310)	(2,406,534)	(4,332,602)	(5,471,842)	(7,126,097)	(2,932,342)	(167,913)
Loss before tax	9,320,618	15,710,539	33,333,000	34,475,024	46,364,119	35,824,881	30,405,252
Current tax expense (recovery)	41,772	382,179	146,454	861,538	157,303	(295,709)	181,895
Deferred tax (recovery) expense	(390,502)	(476,413)	(1,872,736)	(968,237)	(1,822,109)	(668,209)	(2,692,313)
Net loss for the year	8,971,888	15,616,305	31,606,718	34,368,325	44,699,313	34,860,963	27,894,834
Other comprehensive (income) loss
Foreign subsidiary translation differences	2,509,754	972,174	3,391,823	62,848	69,460	(1,209,006)	(607,302)
Comprehensive loss for the year	11,481,642	16,588,479	34,998,541	34,431,173	44,768,773	33,651,957	27,287,532
Net loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	8,534,909	15,466,293	26,364,141	34,667,330	44,762,700	36,447,551	28,484,890
Non-controlling interest	436,979	150,012	5,242,577	(299,005)	(63,387)	(1,586,588)	(590,056)
Net loss for the year	8,971,888	15,616,305	31,606,718	34,368,325	44,699,313	34,860,963	27,894,834
Comprehensive loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	11,083,287	16,385,693	29,847,977	34,898,949	44,970,815	35,398,294	28,054,299
Non-controlling interest	398,355	202,786	5,150,564	(467,776)	(202,042)	(1,746,337)	(766,767)
Comprehensive loss for the year	$ 11,481,642	$ 16,588,479	$ 34,998,541	$ 34,431,173	$ 44,768,773	$ 33,651,957	$ 27,287,532
Loss per share attributable to mCloud shareholders – basic and diluted	$ 0.53	$ 1.22	$ 1.63	$ 3.15	$ 3.76	$ 5.01	$ 6.97
Weighted average number of common shares outstanding - basic and diluted	16,156,979	12,656,597	16,153,145	11,001,956	11,898,183	7,272,464	4,085,322